Subordinated liabilities - Schedule of subordinated liabilities detail, by currency of issue (Details) - Financial liabilities at amortised cost
€ in Millions, £ in Millions, R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 30,912				€ 25,926	€ 26,196	€ 21,880
Euro
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 13,684				12,940	13,857
Annual interest rate	3.81%
US dollar
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 11,300	$ 12,490			8,438	8,236
Annual interest rate	6.17%
Pound sterling
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 1,353		£ 1,174		1,358	1,535
Annual interest rate	4.30%
Brazilian real
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 2,518			R$ 13,509	1,127	879
Annual interest rate	13.72%
Other currencies
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 2,057				€ 2,063	€ 1,689